FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-derivative financial liabilities:
Accounts payable and accruals	$ 5,747	$ 1,920
Not later than one year [member]
Non-derivative financial liabilities:
Accounts payable and accruals	$ 5,747	$ 1,920